10-Q Related-party transactions (Details) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended
	May 31, 2023	May 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Apr. 25, 2023
Related Party Transaction [Line Items]
Transition Services Agreement Payable			$ 599	$ 599
Transition Services Agreement Receivable			277	277
Related-party notes payable to Centennial		$ 889,700
Long-term debt			839,129	839,129
Dividend paid from debt proceeds to Centennial	$ 825,000
Net contribution from Centennial after repayment of notes		$ 64,700
Senior Notes
Related Party Transaction [Line Items]
Long-term debt			425,000	425,000	$ 425,000
Long-term debt, percentage bearing fixed interest, percentage rate					7.75%
Loans Payable
Related Party Transaction [Line Items]
Long-term debt	275,000		275,000	275,000
Revolving Credit Facility
Related Party Transaction [Line Items]
Long-term debt	350,000		$ 155,000	$ 155,000
Draw down on revolver	$ 190,000